Environmental Provisions - Schedule of Environment Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Site Contingency [Line Items]
Provision for Soil Contamination	$ 19.8	$ 23.0
Antwerp Terminals Processing Company [Member] | Belgium [Member]
Site Contingency [Line Items]
Provision for Soil Contamination	4.8	5.8
Eurotank Amsterdam B.V. [Member] | The Netherlands [Member]
Site Contingency [Line Items]
Provision for Soil Contamination	$ 15.0	$ 17.2